DERIVATIVES	12 Months Ended
Dec. 31, 2011
Derivative Instruments And Hedges [Abstract]
DERIVATIVES

NOTE 10: DERIVATIVES

Derivative instruments that the Group may use as part of its interest rate risk management strategy include interest rate swaps, interest rate floors, interest rate caps, forward rate agreements, and options. Interest rate swap contracts are exchanges of interest payments, such as fixed-rate payments for floating-rate payments, based on a stated notional amount and maturity date. Interest rate floors protect against declining rates, while interest rate caps protect against rising interest rates. Forward rate agreements are contracts in which the buyer agrees to purchase, and the seller agrees to make delivery of, a specific financial instrument at a predetermined price or yield. Options provide the purchaser with the right, but not the obligation, to purchase or sell a contracted item during a specified period at an agreed upon price.

Foreign currency volatility occurs as the Group enters into transactions involving certain assets and liabilities denominated in foreign currencies, as well as a result of the Group's international operations, particularly of Finansbank in Turkey. Derivative instruments that the Group may use to economically hedge these foreign denominated assets and liabilities include foreign exchange swaps and outright foreign exchange forwards. The Group closely monitors its exposure to the Turkish lira arising from the net investment in Finansbank and when necessary it engages in foreign exchange swaps and other economic hedging transactions in order to reduce the volatility in the Group's equity arising on the translation of Finansbank's net assets from TL to euro.

Fair value of derivative instruments reported in the balance sheet

The following tables present the contract or notional amounts and the fair value amounts (which include the maximum exposure to credit risk) at December 31, 2010 and 2011 of the Group's derivative asset and liability positions held for trading and economic hedging purposes. These derivative positions are primarily executed in the over-the-counter market. The amounts presented below do not consider the value of any collateral held.

Derivative Assets(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,454,366	181,275	6,736,338	792,046
Financial futures	3,335,302	3,252	346,708	8,142
Foreign exchange swaps	3,706,230	142,146	3,003,201	55,768
Forward rate agreements	70,070	1,334	69,865	608
Interest rate swaps	31,524,946	1,209,336	22,598,883	2,594,929
Options	3,431,994	87,433	4,794,160	114,378
Outright foreign exchange forwards	352,532	7,932	889,417	39,744
Credit Derivatives	-	-	7,803	65
Commodity swaps and other	22,041	1,562	1,293	285
Total	45,897,481	1,634,270	38,447,668	3,605,965
2 See Note 43 for more information
Derivative Liabilities(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,624,583	372,528	4,328,113	542,310
Financial futures	814,882	10,014	1,433,408	8,369
Foreign exchange swaps	2,257,001	86,943	1,643,232	27,359
Forward rate agreements	23,968	6,020	80,441	2,463
Interest rate swaps	22,884,544	1,202,172	26,376,089	3,580,272
Options	2,687,135	90,202	3,033,158	108,859
Outright foreign exchange forwards	402,030	12,668	1,422,942	47,114
Credit Derivatives	-	-	46,820	3,503
Commodity swaps and other	22,571	1,923	1,444	239
Total	32,716,714	1,782,470	38,365,647	4,320,488

(1) Includes both long and short derivative positions.
(2) See Note 43 for more information

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading income / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2009, 2010 and 2011 and are analyzed as follows:
	2009	2010	2011
	As restated1	As restated1
	Net	Net	Net
	gains/(losses)	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(410,451)	(590,551)	(1,588,841)
Financial futures	(6,590)	(227,366)	(92,185)
Foreign exchange swaps	51,582	13,433	(9,723)
Forward rate agreements	3,948	(8,928)	3,829
Options	(916)	(123,067)	415,621
Outright foreign exchange forwards	14,696	(8,235)	96,158
Commodity swaps and other	0	5,453	(236)
Total	(347,731)	(939,261)	(1,175,377)
1 See Note 43 for more information

Credit risk associated with derivative activities

The Group considers the impact of both the credit risk of its counterparties, as well as its own creditworthiness in determining fair value of financial instruments, including over-the-counter derivative instruments and financial liabilities designated at fair value in accordance with ASC 825. This impact is estimated by calculating a separate credit value adjustment (“CVA”) for each counterparty to which the Group has exposure. The calculation considers expected exposures generated using simulation techniques, as well as netting agreements and collateral postings. Furthermore, the CVA is based on expected loss rates derived from Credit Default Swaps (“CDS”) rates observed in the market. If these are not available then we apply the regulatory risk weight that corresponds to the internal rating of the counterparty, or to unrated counterparties, if no internal rating is available. With respect to own credit risk, the Group estimates a debit value adjustment (“DVA”) by applying a methodology symmetric to the one applied for CVA. The bilateral CVA recognized by the Group at December 31, 2009, 2010 and 2011 amounted to a cumulative loss of EUR 97.1 million and EUR 92.0 million and a cumulative gain of EUR 158.7 million, respectively. The gain in 2011 is attributed mainly to the high DVA due to the Bank's increased CDS rate. The Group seeks to reduce counterparty risk by standardizing relationships with counterparties through International Swaps and Derivatives Association, Inc. (“ISDA”) and Global Master Repurchase Agreement (“GMRA”) contracts, which encompass all necessary netting and margining clauses. Additionally, for almost all active counterparties in over-the-counter transactions, apart from Hellenic Republic, Credit Support Annexes (CSAs) have been put into effect, so that net current exposures are managed through margin accounts on a daily basis, through the exchange of cash collateral.

A portion of the derivative activity involves exchange-traded instruments. Exchange-traded instruments conform to standard terms and are subject to policies set by the exchange involved, including counterparty approval, margin requirements and security deposit requirements. Management believes the credit risk associated with these types of instruments is minimal.

Substantially all of the Group's derivative contracts contain credit risk-related contingent features, primarily in the form of ISDA master agreements that enhance the creditworthiness of these instruments compared to other obligations of the respective counterparty with whom the Group has transacted. These contingent features may be for the benefit of the Group as well as its counterparties with respect to changes in the Group's creditworthiness. At December 31, 2010 and at December 31, 2011, the Group held cash and securities collateral of EUR 179.1 million and EUR 501.7 million and posted cash and securities collateral of EUR 1,189.8 million and EUR 2,178.3 million in the normal course of business under derivative agreements.

In connection with certain over-the-counter derivative contracts and other trading agreements, the Group could be required to terminate transactions with certain counterparties at their request since the Bank's credit rating as at December 31, 2011, has triggered this provision in the contract. In such an event, the amount that would be required to settle the position depends on the contract and is usually the market value of the exposure on that day less any amount that has already been posted as collateral under CSAs. Therefore, for derivatives subject to CSAs that are executed on a daily margin basis, the additional amount that would be required to settle the position is a two day change in the mark to market of the instrument which as of December 31, 2010 and 2011, amounted to EUR 38.7 and 27.0 million, respectively.